Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Interest and dividend income (Note 3)
Loans	$ 26,565	$ 21,654
Securities	7,062	4,877
Assets purchased under reverse repurchase agreements and securities borrowed	5,447	1,309
Deposits and other	1,697	305
Interest and dividend income	40,771	28,145
Interest expense (Note 3)
Deposits and other	10,751	5,448
Other liabilities	7,015	2,516
Subordinated debentures	288	179
Interest expense	18,054	8,143
Net interest income	22,717	20,002
Non-interest income
Insurance premiums, investment and fee income (Note 15)	3,510	5,600
Trading revenue	926	1,183
Investment management and custodial fees	7,610	7,132
Mutual fund revenue	4,289	4,251
Securities brokerage commissions	1,481	1,538
Service charges	1,976	1,858
Underwriting and other advisory fees	2,058	2,692
Foreign exchange revenue, other than trading	1,038	1,066
Card service revenue	1,203	1,078
Credit fees	1,512	1,530
Net gains on investment securities	43	145
Share of profit in joint ventures and associates (Note 12)	110	130
Other	512	1,488
Non-interest income	26,268	29,691
Total revenue	48,985	49,693
Provision for credit losses (Notes 4 and 5)	484	(753)
Insurance policyholder benefits, claims and acquisition expense (Note 15)	1,783	3,891
Non-interest expense
Human resources (Note 17 and 21)	16,528	16,539
Equipment	2,099	1,986
Occupancy	1,554	1,584
Communications	1,082	931
Professional fees	1,511	1,351
Amortization of other intangibles (Note 11)	1,369	1,287
Other	2,466	2,246
Non-interest expense	26,609	25,924
Income before income taxes	20,109	20,631
Income taxes (Note 22)	4,302	4,581
Net income	15,807	16,050
Net income attributable to:
Shareholders	15,794	16,038
Non-controlling interests	13	12
Net income	$ 15,807	$ 16,050
Basic earnings per share (in dollars) (Note 23)	$ 11.08	$ 11.08
Diluted earnings per share (in dollars) (Note 23)	11.06	11.06
Dividends per common share (in dollars)	$ 4.96	$ 4.32